Equity Incentive Schemes and Stock Compensation Charges - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding Number of Shares
Beginning Balance (in shares)	694,727
Granted (in shares)	167,557
Vested (in shares)	(336,756)
Forfeited (in shares)	(2,705)
Ending Balance (in shares)	522,823	694,727
Weighted Average Exercise Price
Beginning balance (usd per share)	$ 68.06
Granted (usd per share)	118.90
Vested (usd per share)	62.21
Forfeited (usd per share)	56.58
Ending balance (usd per share)	88.18	$ 68.06
Weighted Average Fair Value
Beginning Balance (usd per share)	20.03
Granted (usd per share)	36.84	25.06	$ 20.10
Vested (usd per share)	18.51
Forfeited (usd per share)	16.84
Ending Balance (usd per share)	$ 26.41	$ 20.03